Schedule of Class A Ordinary Shares Subject to Redemption (Details) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 25, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Remeasurement of carrying value to redemption value		$ 261,000	$ 2,180,000	$ 3,419,000	$ 2,942,000
Payments to shareholders who elected to redeem 17,910,004 Class A ordinary shares in connection with the Extension				$ (187,475,000)
Common Class A [Member]
Gross proceeds of Public Offering	$ 200,000,000					$ 200,000,000
Public Offering (in shares)		2,089,996	20,000,000	20,000,000	20,000,000	20,000,000
Proceeds allocated to Public Warrants						$ (7,900,000)
Gross proceeds of Public Offering						(11,234,000)
Remeasurement of carrying value to redemption value at Public Offering date						23,134,000
Subtotal at the date of the Public Offering				$ 22,890,000	$ 206,946,000	$ 204,000,000
Remeasurement of carrying value to redemption value		$ 261,000		3,419,000	2,946,000
Payments to shareholders who elected to redeem 17,910,004 Class A ordinary shares in connection with the Extension				$ (187,475,000)
Payments to shareholders who elected to redeem 17,910,004 Class A ordinary shares in connection with the Extension (in shares)				(17,910,004)
Subtotal at the date of the Public Offering		$ 23,151,000		$ 22,890,000	$ 206,946,000
Public Offering (in shares)		2,089,996		2,089,996	20,000,000	20,000,000